UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: September 30, 2010

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:$ 327,082,391

                     30-Sep-10 TITLE                 VALUE      SHARES/    INVSTM VOTING

Name of Issuer                OF CLAS    CUSIP     (x$1000)     PRN AMT    DSCRET  AUTH

American Express                COM    O25816109         1266         30125 SOLE   SOLE
Amgen Inc                       COM    031162100         6990        126836 SOLE   SOLE
Analog Devices Inc.             COM    032654105        13055        416028 SOLE   SOLE
AT &T Inc                       COM    00206R102          483         16884 SOLE   SOLE
Bank of New York                COM    064057102          773         29588 SOLE   SOLE
Beckman Coulter Inc.            COM    075811109        11205        229665 SOLE   SOLE
Berkshire Hathaway Inc CL A     COM    084670108          747             6 SOLE   SOLE
Berkshire Hathaway Inc CL B     COM    084670207          810          9800 SOLE   SOLE
Biogen Idec                     COM    09062X103        10145        180773 SOLE   SOLE
Boeing                          COM    097023105          246          3703 SOLE   SOLE
Bristol Myers                   COM    110122108          366         13500 SOLE   SOLE
Brown Forman CL B               COM    115637209        10551        171169 SOLE   SOLE
Caterpillar                     COM    149123101          291          3700 SOLE   SOLE
Charles River Labs              COM    159864107         5659        170700 SOLE   SOLE
Coca Cola Co.                   COM    191216100         1138         19450 SOLE   SOLE
Coca Cola FEMSA S A DE C        COM    191241108         9602        122760 SOLE   SOLE
Colgate Palmolive               COM    194162103         1118         14550 SOLE   SOLE
Dionex Corp.                    COM    254546104        11576        133924 SOLE   SOLE
Disney Walt Co Del              COM    254687106          729         22014 SOLE   SOLE
Emerson Electric Co             COM    291011104          243          4622 SOLE   SOLE
ISHARE MSCI Hong Kong           COM    464286871         5155        284200 SOLE   SOLE
ISHARE MSCI Brazil              COM    464286400         5533         71905 SOLE   SOLE
Exxon Mobil Corp                COM    30231G102         2336         37813 SOLE   SOLE
General Electric                COM    369604103         3670        225837 SOLE   SOLE
General Mills Inc.              COM    370334104          512         14000 SOLE   SOLE
Grainger WW Inc.                COM    384802104        10713         89941 SOLE   SOLE
Grupo Televiso                  COM    40049J206         4338        229284 SOLE   SOLE
Harley Davidson                 COM    412822108         1932         67950 SOLE   SOLE
Halozyme                        COM    40637H109          830        107600 SOLE   SOLE
Heinz                           COM    423074103          820         17300 SOLE   SOLE
Henry Schein Inc                COM    806407102         6168        105290 SOLE   SOLE
Hershey Foods Corp              COM    427866108         6996        147008 SOLE   SOLE
Hewlett Packard                 COM    428236103         8711        207065 SOLE   SOLE
Home Depot                      COM    437076102          882         27827 SOLE   SOLE
Honeywell Intl Inc              COM    438516106         9154        208325 SOLE   SOLE
IBM                             COM    459200101         1323          9862 SOLE   SOLE
Idex Laboratories               COM    45168D104         4381         70975 SOLE   SOLE
Incyte                          COM    45337C102          248         15500 SOLE   SOLE
Illinois Tool Wks               COM    452308109         3945         83900 SOLE   SOLE
Johnson & Johnson               COM    478160104        16854        272013 SOLE   SOLE
Kellogg Co                      COM    487836108          251          4975 SOLE   SOLE
McAfee                          COM    579064106         4960        104950 SOLE   SOLE
McDonalds Corp                  COM    580135101          358          4803 SOLE   SOLE
Merck & Co                      COM    589331107         2477         67282 SOLE   SOLE
Minn Mng & Mfg Co               COM    604059105        10540        121551 SOLE   SOLE
Monsanto                        COM    61166W101         1439         30030 SOLE   SOLE
Nabors Industries               COM    G6359F103         2813        155750 SOLE   SOLE
Novo Nordisk                    COM    670100205         7265         73800 SOLE   SOLE
Occidental Pete Corp Cal        COM    674599105         6276         80150 SOLE   SOLE
Pepsico                         COM    713448108         1354         20377 SOLE   SOLE
Power Shares Global Energy      COM    73936T615         5058        365994 SOLE   SOLE
PowerSharesGolden Dragon        COM    73935X401         3265        124350 SOLE   SOLE
Proctor & Gamble                COM    742718109          669         11151 SOLE   SOLE
Raytheon Company New            COM    755111507         6420        140442 SOLE   SOLE
Rockwell Automation Inc.        COM    774347108         1915         31021 SOLE   SOLE
Rockwell Collins                COM    774341101         5140         88234 SOLE   SOLE
Ross Stores Inc                 COM    778296103         1628         29790 SOLE   SOLE
Sara Lee Corp.                  COM    803111103          198         14732 SOLE   SOLE
Schlumberger Limited            COM    806857108        12968        210493 SOLE   SOLE
Southern Co                     COM    842587107         1383         37150 SOLE   SOLE
State Street Corp               COM    857477103         3710         98507 SOLE   SOLE
Stratasys Inc                   COM    862685104         8266        298185 SOLE   SOLE
Syngenta                        COM    87160A100        10762        216150 SOLE   SOLE
Teradyne Inc                    COM    880770102          746         67000 SOLE   SOLE
Teva Pharmaceutical             COM    881624209        11655        220942 SOLE   SOLE
Tiffany & Co.                   COM    886547108        19332        411406 SOLE   SOLE
VCA Antech Inc                  COM    918194101         8977        425645 SOLE   SOLE
Verizon                         COM    92343V104          766         23510 SOLE   SOLE
Williams Sonoma                 COM    969904101         4249        134050 SOLE   SOLE
WPP Group PLC                   COM    929309300          748         13436 SOLE   SOLE